Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Share capital [abstract]
Share capital
	2019		2018
	Number of shares	Share capital	Number of shares	Share capital
		RMB ’000		RMB ’000

As at 1 January
A shares	10,997,709,919	10,997,710	10,500,000,000	10,500,000
Overseas listed foreign shares	4,700,383,440	4,700,383	4,700,383,440	4,700,383

Subtotal	15,698,093,359	15,698,093	15,200,383,440	15,200,383

Issuance of new A shares	-	-	497,709,919	497,710

As at 31 December
A shares	10,997,709,919	10,997,710	10,997,709,919	10,997,710
Overseas listed foreign shares	4,700,383,440	4,700,383	4,700,383,440	4,700,383

Total	15,698,093,359	15,698,093	15,698,093,359	15,698,093